Additional Information as to Investments in Material Subsidiaries and Changes Thereof (Details) € in Thousands, ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)	[1]	Dec. 31, 2015 ILS (₪)	[1]
Liquidity Requirements [Abstract]
General & administrative		₪ 14,930	$ 4,306		₪ 10,257		₪ 16,678
Total Payment Due by period (in TEUR) [member] | Within 1 year
Liquidity Requirements [Abstract]
Debentures including current portion and interest | €	[2]			€ 23,700
General & administrative | €				3,100
Total liquidity requirements | €				26,800
Total Sources | €	[3]			16,300
Total deficit | €				(10,500)
Total Payment Due by period (in TEUR) [member] | Within 1-1.25 years
Liquidity Requirements [Abstract]
Debentures including current portion and interest | €				36,700
General & administrative | €				600
Total liquidity requirements | €				37,300
Total Sources | €	[3]			4,400
Total deficit | €				€ (32,900)
Total Payment Due by period (in TNIS) [member] | Within 1 year
Liquidity Requirements [Abstract]
Debentures including current portion and interest | ₪	[2]	98,426
General & administrative | ₪		12,874
Total liquidity requirements | ₪		111,300
Total Sources | ₪	[3]	67,694
Total deficit | ₪		(43,606)
Total Payment Due by period (in TNIS) [member] | Within 1-1.25 years
Liquidity Requirements [Abstract]
Debentures including current portion and interest | ₪		152,415
General & administrative | ₪		2,492
Total liquidity requirements | ₪		154,907
Total Sources | ₪	[3]	18,273
Total deficit | ₪		₪ 136,634

[1]	Reclassified (discontinued operations). Refer to Note 19.
[2]	An amount of circa EUR 37.45 million (NIS 155.5 million) was repaid (excluding interest) following the balance sheet date
[3]	The Company expects to increase the amount of its liquid balances during the 15 months starting April 1, 2018, by sale of plots of lands (including India) and others.